Lease liabilities - Summary of lease liabilities activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at the beginning of the year	$ 566	$ 542	$ 551
Leases increases	404	306	284
Financial accretions	77	75	57
Leases decreases	(23)	(15)	(46)
Payments	(359)	(341)	(302)
Net exchange and translation differences		(2)	(1)
Result from net monetary position	1	1	(1)
Balance at the end of year	$ 666	$ 566	$ 542